Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	Lakeshore Group’s inventories consist of the following:
	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Raw materials	50,453,180	68,613,919	$9,670,743
Work in progress	61,275,177	49,083,445	6,918,033
Finished goods	78,432,041	153,879,476	21,688,439
Allowance for damaged inventories	(4,779,446)	(68,154,238)	(9,605,953)
Inventories, net	185,380,952	203,422,602	$28,671,262

Schedule of Movements in the Allowance for Slow-Moving or Obsolete Inventories	The movement in the allowance for damaged inventories is as follows:
	Year Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Balance at beginning of the year	41,301,797	5,503,029	4,779,446	$673,636
Additions	4,393,629	3,670,046	68,221,016	9,615,365
Inventories written off	(40,192,397)	(4,393,629)	(4,846,224)	(683,048)
Balance at end of the year	5,503,029	4,779,446	68,154,238	$9,605,953